Appendix IV - Movement in Rights of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Right of Use
Right of use assets, at beginning of period	€ 795,657	€ 678,696
Additions	141,973	133,442
Additions	(80,498)	(66,720)
Additions	61,475	66,722
Business combinations	28,914	4,611
Transfers	(645)	92
Disposals	(32,129)	(306)
Translation differences	44,280	45,842
Right of use assets, at end of period	897,552	795,657
Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	782,125
Right of use assets, at end of period	885,050	782,125
Buildings
Movement in Right of Use
Additions	(72,214)	(57,901)
Machinery
Movement in Right of Use
Right of use assets, at beginning of period	5,283
Additions	(1,983)	(2,120)
Right of use assets, at end of period	3,017	5,283
Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	2,044
Additions	(1,432)	(2,269)
Right of use assets, at end of period	1,026	2,044
Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	6,205
Additions	(4,869)	(4,430)
Right of use assets, at end of period	8,459	6,205
Gross carrying amount
Movement in Right of Use
Right of use assets, at beginning of period	975,310	787,407
Additions	141,973	133,442
Business combinations	29,509	4,611
Transfers	(2,222)	1,806
Disposals	(47,148)	(6,586)
Translation differences	51,673	54,630
Right of use assets, at end of period	1,149,095	975,310
Gross carrying amount | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	941,955	759,120
Additions	130,475	125,112
Business combinations	27,620	4,611
Transfers	(455)	3,337
Disposals	(35,924)	(3,603)
Translation differences	50,983	53,378
Right of use assets, at end of period	1,114,654	941,955
Gross carrying amount | Machinery
Movement in Right of Use
Right of use assets, at beginning of period	9,076	5,907
Additions	5,055	3,412
Business combinations	347
Transfers	(1,189)	(495)
Disposals	(6,849)	(89)
Translation differences	224	341
Right of use assets, at end of period	6,664	9,076
Gross carrying amount | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	8,519	8,228
Additions	278	641
Business combinations	263
Transfers	(568)	(629)
Disposals	(1,848)	(7)
Translation differences	175	286
Right of use assets, at end of period	6,819	8,519
Gross carrying amount | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	15,760	14,152
Additions	6,165	4,277
Business combinations	1,279
Transfers	(10)	(407)
Disposals	(2,527)	(2,887)
Translation differences	291	625
Right of use assets, at end of period	20,958	15,760
Accumulated depreciation
Movement in Right of Use
Right of use assets, at beginning of period	(179,653)	(108,711)
Additions	(80,498)	(66,720)
Business combinations	(595)
Transfers	1,577	(1,714)
Disposals	15,019	6,280
Translation differences	(7,393)	(8,788)
Right of use assets, at end of period	(251,543)	(179,653)
Accumulated depreciation | Land and buildings
Movement in Right of Use
Right of use assets, at beginning of period	(159,831)	(94,118)
Additions	(72,214)	(57,901)
Business combinations	(359)
Transfers	106	(3,337)
Disposals	9,782	3,605
Translation differences	(7,088)	(8,080)
Right of use assets, at end of period	(229,604)	(159,831)
Accumulated depreciation | Machinery
Movement in Right of Use
Right of use assets, at beginning of period	(3,792)	(2,236)
Additions	(1,983)	(2,120)
Business combinations	(236)
Transfers	894	587
Disposals	1,361	87
Translation differences	109	(110)
Right of use assets, at end of period	(3,647)	(3,792)
Accumulated depreciation | Computer equipment
Movement in Right of Use
Right of use assets, at beginning of period	(6,475)	(4,640)
Additions	(1,432)	(2,269)
Transfers	573	629
Disposals	1,719	7
Translation differences	(178)	(202)
Right of use assets, at end of period	(5,793)	(6,475)
Accumulated depreciation | Vehicles
Movement in Right of Use
Right of use assets, at beginning of period	(9,555)	(7,717)
Additions	(4,869)	(4,430)
Transfers	4	407
Disposals	2,157	2,581
Translation differences	(236)	(396)
Right of use assets, at end of period	€ (12,499)	€ (9,555)